Equity and Other Equity Items - Narrative (Details) - JPY (¥) shares in Thousands, ¥ in Millions	12 Months Ended			13 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Apr. 30, 2022
Equity [Line Items]
Treasury shares (in shares)	31,892	13,030	18,608
Issuance of new shares (in shares)	5,855	0
Issuance of new shares	¥ 22,154	¥ 44	¥ 49,076
Acquisition of treasury shares	¥ 79,447	2,141	52,750
Equity-Settled LTIP
Equity [Line Items]
Issuance of new shares (in shares)	3,874
Board of Directors resolution
Equity [Line Items]
Treasury shares acquired (in shares)	22,469
Board of Directors resolution | Major ordinary share transactions
Equity [Line Items]
Treasury shares acquired (in shares)				29,377
Share capital
Equity [Line Items]
Issuance of new shares	¥ 8,118	22	24,538
Share capital | Equity-Settled LTIP
Equity [Line Items]
Issuance of new shares	7,138
Share premium
Equity [Line Items]
Issuance of new shares	14,036	22	24,538
Share premium | Equity-Settled LTIP
Equity [Line Items]
Issuance of new shares	7,138
Treasury shares
Equity [Line Items]
Acquisition of treasury shares	79,447	¥ 2,141	¥ 52,750
Treasury shares | Board of Directors resolution
Equity [Line Items]
Acquisition of treasury shares	¥ 74,973
Treasury shares | Board of Directors resolution | Major ordinary share transactions
Equity [Line Items]
Acquisition of treasury shares				¥ 99,966
ESOP and BIP Trust
Equity [Line Items]
Treasury shares (in shares)	9,161	12,772	18,353
Treasury shares acquired (in shares)	1,185	520
Number of treasury shares sold (in shares)	4,796	6,101